Production Costs - Schedule of Production Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Production Costs [Line Items]
Production costs	$ 17,897,000	$ 18,460,000
Staff costs [Member]
Schedule of Production Costs [Line Items]
Production costs	5,990,000	6,508,000
Stores [Member]
Schedule of Production Costs [Line Items]
Production costs	4,772,000	4,806,000
Power production [Member]
Schedule of Production Costs [Line Items]
Production costs	3,897,000	3,721,000
Site administrative costs [Member]
Schedule of Production Costs [Line Items]
Production costs	2,337,000	2,572,000
Repairs and renewals [Member]
Schedule of Production Costs [Line Items]
Production costs	728,000	709,000
Fuel costs [Member]
Schedule of Production Costs [Line Items]
Production costs	151,000	99,000
Transport [Member]
Schedule of Production Costs [Line Items]
Production costs	15,000	39,000
Other [Member]
Schedule of Production Costs [Line Items]
Production costs	$ 7	$ 6,000